BUSINESS COMBINATIONS (Details) - USD ($)	Sep. 01, 2021	May 31, 2021	Apr. 23, 2021
Consideration Paid	$ 2,300,000	$ 125,000	$ 2,000,000
Common Stock [Member]
Consideration Paid	500,000	25,000	500,000
Cash [Member]
Consideration Paid	$ 1,500,000	$ 100,000	$ 1,800,000